Equity - Schedule of Reclassification, Without Considering Items Remaining in OCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ (12,804)	$ (34,202)	$ (43,555)
Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	495	4,096
Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	503	1,205
Reclassification During Year to Profit or Loss [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	4,152	(4,481)
Effective Valuation of Cash Flow Hedged [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(3,678)	8,413
Valuations of Available For Sale Investments [member] | Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ 503	$ 1,205